UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21200

The Denali Fund Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Fund Administrative Services 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 444-5483

Date of fiscal year end:	October 31, 2009

Date of reporting period:	July 31, 2009

Item 1 — Schedule of Investments.

The Schedule of Investments are included herewith.

Portfolio of Investments as of July 31, 2009 (Unaudited)

The Denali Fund, Inc.

Shares/Principal Amount	Description	Value (Note 1)

LONG TERM INVESTMENTS 79.0%
DOMESTIC COMMON STOCKS 53.6%
Cosmetics & Personal Care 0.4%
8,000	The Procter & Gamble Co.	$444,080

Diversified 24.1%
254	Berkshire Hathaway, Inc., Class A*	24,638,000

Diversified Financial Services 1.0%
35,000	American Express Co.	991,550

Healthcare-Products 4.6%
78,000	Johnson & Johnson	4,749,420

Manufacturing 1.9%
18,000	3M Co.	1,269,360
50,000	General Electric Co.	670,000
		1,939,360
Pharmaceuticals 0.1%
9,700	Pfizer, Inc.	154,521

Real Estate Investment Trust (REIT) 10.5%
112,000	LTC Properties, Inc.	2,735,040
226,200	Ventas, Inc.	7,984,860
		10,719,900
Registered Investment Company (RIC) 11.0%
30,000	Clough Global Opportunities Fund	351,300
220,825	Cohen & Steers Advantage Income Realty Fund, Inc.	987,088
127,839	Cohen & Steers Premium Income Realty Fund, Inc.	521,583
48,400	Cohen & Steers Quality Income Realty Fund, Inc.	221,188
500,432	Cohen & Steers REIT and Utility Income Fund, Inc.	4,013,464
110,700	Cohen & Steers Select Utility Fund, Inc.	1,464,561
115,900	Cohen & Steers Worldwide Realty Income Fund, Inc.	579,500
210,716	Flaherty & Crumrine/Claymore Total Return Fund, Inc.	2,315,769
143,664	ING Clarion Global Real Estate Income Fund	794,462
		11,248,915
TOTAL DOMESTIC COMMON STOCKS (Cost $50,215,737)		54,885,746

FOREIGN COMMON STOCKS 2.3%
Hong Kong 0.1%
5,000	Guoco Group Ltd.	47,096

Netherlands 1.2%
45,000	Unilever NV	1,229,530

New Zealand 0.3%
390,199	Kiwi Income Property Trust	255,787

United Kingdom 0.7%
20,000	GlaxoSmithKline PLC	765,800

TOTAL FOREIGN COMMON STOCKS (Cost 1,807,039)		2,298,213

AUCTION MARKET PREFERRED SECURITIES 13.6%
160	Advent Claymore Global Convertible Securities & Income Fund, Series W7(1)	3,920,000
65	Blackrock Preferred and Equity Advantage Trust, Series F7(1)	1,592,500
30	Calamos Convertible Opportunities and Income Fund, Series Th7(1)	750,000
68	Gabelli Dividend & Income Trust, Series C(1)	1,666,000
13	Neuberger Berman Real Estate Securities Income Fund, Inc., Series A(1)	318,500
69	PIMCO Corporate Opportunity Fund, Series W(1)	1,690,500
81	TS&W/Claymore Tax-Advantaged Balanced Fund(1)	1,984,500
80	Western Asset Premier Bond Fund, Series M(1)	1,960,000

TOTAL AUCTION MARKET PREFERRED SECURITIES (Cost $14,150,000)		13,882,000

DOMESTIC PREFERRED STOCKS 2.0%
22,800	Eagle Hospitality Properties Trust, Inc.*	5,985
28,900	Glimcher Realty Trust, Series F	393,329
8,500	Glimcher Realty Trust, Series G	106,165
50,000	LBA Realty Fund II-WBP I LLC, Series A(1)	1,500,000
15,600	Strategic Hotels & Resorts, Inc., Series B	77,220

TOTAL DOMESTIC PREFERRED STOCKS (Cost $4,395,000)		2,082,699

HEDGE FUNDS 7.5%
7	Ithan Creek Partners, L.P.*(1)	7,714,127

TOTAL HEDGE FUNDS (Cost $7,000,000)		7,714,127

TOTAL LONG TERM INVESTMENTS (Cost $77,567,776)		80,862,785

SHORT TERM INVESTMENTS 21.0%
Domestic Government Bonds 19.5%
$20,000,000	United States T-Bill, 0.130% due 8/27/2009	19,998,122

Total Domestic Government Bonds (Cost $19,998,122)		19,998,122

Money Market Funds 1.5%
1,501,044	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class, 7 Day Yield - 0.057%	1,501,044

Total Money Market Funds (Cost $1,501,044)		1,501,044

TOTAL SHORT TERM INVESTMENTS (Cost $21,499,166)		21,499,166

TOTAL INVESTMENTS 100.0% (Cost $99,066,942)		102,361,951
OTHER ASSETS AND LIABILITIES 0.0%(2)		(9,926)
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED SHARES 100.0%		102,352,025
AUCTION PREFERRED SHARES (APS) REDEMPTION VALUE		(42,000,000)
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$60,352,025

* Non-income producing security.

(1) Fair valued security under procedures established by the Fund’s Board of Directors.  The market value of fair valued securities at July 31, 2009 is $23,096,127 or 22.6% of net assets available to common stock and preferred shares.

(2) Less than 0.05% of net assets available to common stock and preferred shares.

For Fund compliance purposes, the Fund’s industry and/or geography classifications refer to any one or more of the industry/geography sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Fund management. This definition may not apply for purposes of this report, which may combine industry/ geography sub-classifications for reporting ease. Industries/geographies are shown as a percent of net assets. These industry/geography classifications are unaudited.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Schedule of Investments

July 31, 2009 (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Valuation: Investments in equity securities by the Fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type.

Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

The Fund follows Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: discounted future cash flow models, weighted average of last available trade prices and multi-dimensional relational pricing model.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stock	$54,885,746	$—	$—	$54,885,746
Foreign Common Stocks	2,298,213	—	—	2,298,213
Auction Market Preferred Securities	—	13,882,000	—	13,882,000
Domestic Preferred Stocks	576,714	5,985	1,500,000	2,082,699
Hedge Funds	—	—	7,714,127	7,714,127
Short Term Securities	1,501,044	19,998,122	—	21,499,166
Total	$59,261,717	$33,886,107	$9,214,127	$102,361,951

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value	Balance as of 11/1/2008	Realized gain/(loss)	Change in unrealized appreciation	Net purchases/ (sales)	Transfer in and/or out of Level 3	Balance as of 7/31/2009
Domestic Preferred Stocks	$1,500,000	$—	$—	$—	$—	$1,500,000
Hedge Funds	7,068,741	—	645,386	—	—	7,714,127
Total	$8,568,741	$—	$645,386	$—	$—	$9,214,127

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the portfolios. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the effective interest method.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded at management’s estimate of the income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

Note 2.  Unrealized Appreciation/ (Depreciation)

On July 31, 2009, based on cost of $98,833,765 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $11,626,531 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $8,098,345, resulting in net unrealized appreciation of $3,528,186.

Note 3. Recently Issued Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”) “Disclosures about Derivative Instruments and Hedging Activities” — an amendment of FASB Statement No. 133 (“SFAS 133”),” expands the disclosure requirements in SFAS 133 about entity’s derivative instruments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statement disclosures.

Item 2 - Controls and Procedures.

(a)                                 The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 17 CFR 270.300-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)                                There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

(a)                                 Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Denali Fund Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	September 28, 2009

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	September 28, 2009